Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 06, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Mar. 10, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014
C000118815
Account Value [Line Items]
Line Graph and Table Measure Name	ETF Shares Net Asset Value
Account Value	$ 12,654	$ 12,345	$ 12,167	$ 12,066	$ 11,767	$ 11,715	$ 11,794	$ 11,533	$ 11,394	$ 11,701	$ 11,835	$ 11,869	$ 11,736	$ 11,584	$ 11,392	$ 11,270	$ 11,126	$ 10,939	$ 10,659	$ 10,736	$ 10,623	$ 10,582	$ 10,415	$ 10,241	$ 10,268	$ 10,258	$ 10,207	$ 10,187		$ 10,165	$ 10,120	$ 10,174	$ 10,104	$ 10,125	$ 10,098	$ 10,015		$ 9,837	$ 9,874	$ 9,935	$ 9,884	$ 9,851	$ 10,000
C000118814
Account Value [Line Items]
Line Graph and Table Measure Name	Admiral Shares
Account Value	$ 12,642	12,339	12,161	12,058	11,764	11,709	11,791	11,529	11,390	11,695	11,834	11,864	11,733	11,583	11,393	11,272	11,124	10,938	10,660	10,738	10,623	10,585	10,417	10,242	10,268	10,258	10,209	10,188		10,167	10,121	10,175	10,105	10,127	10,102	10,017		9,838	9,878	9,939	9,886	9,854	10,000
C000118816
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 6,336,451	6,181,628	6,094,674	6,043,067	5,892,847	5,867,583	5,908,196	5,776,499	5,704,169	5,859,089	5,925,754	5,943,196	5,876,953	5,801,720	5,704,186	5,643,028	5,571,262	5,477,340	5,338,067	5,375,062	5,319,456	5,298,037	5,215,524	5,128,029	5,140,722	5,135,520	5,108,466	5,098,053		5,089,024	5,066,461	5,091,076	5,056,205	5,066,721	5,052,477	5,009,746		4,920,213	4,940,562	4,969,049	4,942,596	4,928,353	5,000,000
C000118817
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 12,540	12,236	12,062	11,963	11,674	11,621	11,705	11,447	11,311	11,618	11,753	11,790	11,662	11,516	11,325	11,206	11,066	10,883	10,606	10,688	10,575	10,540	10,374	10,204	10,232	10,224	10,175	10,154		10,139	10,094	10,147	10,082	10,108	10,084	10,002		9,827	9,864	9,929	9,880	9,848	10,000
C000166997
Account Value [Line Items]
Account Value	$ 72,140	67,973	67,825	66,169	60,591	61,138	59,621	58,144	52,942	54,393	61,402	66,846	67,348	67,789	65,030	67,687	63,518	61,232	52,741	58,773	57,283	56,583	54,187	49,865	50,458	48,975	50,020	50,216	$ 50,000
C000166998
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 17,631	16,605	16,586	16,185	14,831	14,965	14,604	14,242	12,975	13,338	15,055	16,403	16,531	16,645	15,978	16,629	15,608	15,064	12,972	14,462	14,104	13,932	13,352	12,286	12,437	12,074	12,343	12,395		12,147	11,752	11,427	10,936	11,351	10,746	10,154	$ 10,000
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value	$ 12,707	12,399	12,227	12,124	11,818	11,767	11,848	11,595	11,447	11,755	11,886	11,921	11,783	11,631	11,438	11,317	11,170	10,978	10,697	10,771	10,650	10,615	10,443	10,273	10,295	10,284	10,234	10,213		10,192	10,143	10,195	10,124	10,140	10,111	10,026		9,847	9,881	9,946	9,886	9,849	10,000
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value	$ 12,707	12,399	12,227	12,124	11,818	11,767	11,848	11,595	11,447	11,755	11,886	11,921	11,783	11,631	11,438	11,317	11,170	10,978	10,697	10,771	10,650	10,615	10,443	10,273	10,295	10,284	10,234	10,213		10,192	10,143	10,195	10,124	10,140	10,111	10,026		9,847	9,881	9,946	9,886	9,849	10,000
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value	$ 6,353,472	6,199,480	6,113,494	6,062,217	5,908,767	5,883,583	5,924,159	5,797,366	5,723,333	5,877,381	5,943,012	5,960,596	5,891,663	5,815,636	5,718,868	5,658,380	5,585,088	5,489,017	5,348,512	5,385,504	5,324,792	5,307,554	5,221,440	5,136,389	5,147,504	5,141,912	5,117,148	5,106,308		5,095,840	5,071,617	5,097,295	5,061,929	5,069,938	5,055,321	5,012,760		4,923,419	4,940,644	4,972,857	4,943,208	4,924,481	5,000,000
NACC2 Index: Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 0-5 Year Treasury Inflation Protected Securities Index
Account Value	$ 12,707	12,399	12,227	12,124	11,818	11,767	11,848	11,595	11,447	11,755	11,886	11,921	11,783	11,631	11,438	11,317	11,170	10,978	10,697	10,771	10,650	10,615	10,443	10,273	10,295	10,284	10,234	10,213		10,192	10,143	10,195	10,124	10,140	10,111	10,026		9,847	9,881	9,946	9,886	9,849	10,000
NACC2 Index: JP Morgan EMBI Global Diversified Index
Account Value [Line Items]
Account Value	$ 56,693	53,406	53,245	52,182	47,801	48,893	47,848	46,973	43,450	45,529	51,407	57,133	57,386	57,790	55,536	58,177	54,989	53,745	47,875	55,271	54,287	53,482	51,387	48,047	48,657	47,562	49,309	50,185	$ 50,000
NACC2 Index: JP Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Account Value	$ 13,312	12,540	12,502	12,253	11,224	11,480	11,235	11,030	10,202	10,691	12,071	13,415	13,475	13,570	13,040	13,660	12,912	12,620	11,241	12,978	12,747	12,558	12,066	11,282	11,425	11,168	11,578	11,784		11,649	11,350	11,101	10,688	11,136	10,703	10,192	$ 10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,411	11,404	11,493	10,760	11,119	11,214	10,891	10,691	11,224	11,777	12,520	12,518	12,512	12,287	12,716	12,632	12,554	12,200	11,828	11,807	11,545	11,200	10,880	10,705	10,703	10,720	10,879		10,836	10,745	10,592	10,506	10,829	10,779	10,546		10,235	10,294	10,169	10,343	10,179	10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,411	11,404	11,493	10,760	11,119	11,214	10,891	10,691	11,224	11,777	12,520	12,518	12,512	12,287	12,716	12,632	12,554	12,200	11,828	11,807	11,545	11,200	10,880	10,705	10,703	10,720	10,879		10,836	10,745	10,592	10,506	10,829	10,779	10,546		10,235	10,294	10,169	10,343	10,179	10,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 6,002,211	5,705,733	5,702,020	5,746,597	5,379,845	5,559,482	5,606,821	5,445,523	5,345,399	5,612,108	5,888,485	6,259,951	6,259,222	6,255,983	6,143,571	6,357,994	6,315,751	6,276,880	6,100,243	5,914,048	5,903,406	5,772,417	5,599,958	5,439,871	5,352,334	5,351,310	5,359,795	5,439,253		5,418,223	5,372,635	5,296,098	5,253,193	5,414,297	5,389,599	5,272,871		5,117,703	5,147,040	5,084,467	5,171,483	5,089,712	5,000,000
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	$ 11,411	$ 11,404	$ 11,493	$ 10,760	$ 11,119	$ 11,214	$ 10,891	$ 10,691	$ 11,224	$ 11,777	$ 12,520	$ 12,518	$ 12,512	$ 12,287	$ 12,716	$ 12,632	$ 12,554	$ 12,200	$ 11,828	$ 11,807	$ 11,545	$ 11,200	$ 10,880	$ 10,705	$ 10,703	$ 10,720	$ 10,879		$ 10,836	$ 10,745	$ 10,592	$ 10,506	$ 10,829	$ 10,779	$ 10,546		$ 10,235	$ 10,294	$ 10,169	$ 10,343	$ 10,179	$ 10,000